RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
RELATED PARTY TRANSACTIONS [Text Block]
3.	RELATED PARTY TRANSACTIONS

Amount due to related party at October 31, 2011 and January 31, 2011 is non-interest bearing, unsecured and with no fixed terms of repayment.

All related party transactions are measured at the exchange amount which is the amount of consideration agreed to by the related parties.

4. RELATED PARTY TRANSACTIONS

The $77,943 due to a related party at April 30, 2011 and January 31, 2011 is a non-interest bearing, unsecured, loan with no stated terms of repayment.

All related party transactions are in the normal course of business and measured at the exchange amount which is the amount of consideration agreed to by the parties.

3. RELATED PARTY TRANSACTIONS

Amount due to related party at January 31, 2010 and 2009 is non-interest bearing, unsecured, with no stated terms of repayment.

All related party transactions are measured at the exchange amount which is determined by management to approximate their fair value.